Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643	54.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32000%	April 15, 2016
Class A-2a Notes	$215,000,000.00	0.810%	January 15, 2018
Class A-2b Notes	$331,400,000.00	0.457%	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.280%	September 15, 2019
Class A-4 Notes	$111,780,000.00	1.640%	June 15, 2020
Class B Notes	$47,380,000.00	2.030%	August 15, 2020
Class C Notes	$31,590,000.00	2.200%	November 15, 2020
Class D Notes	$31,590,000.00	2.700%	September 15, 2021
Total	$1,610,940,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,867,002.93

Principal:
Principal Collections	$28,885,756.74
Prepayments in Full	$19,276,837.83
Liquidation Proceeds	$419,637.64
Recoveries	$20,050.21
Sub Total	$48,602,282.42
Collections	$52,469,285.35

Purchase Amounts:
Purchase Amounts Related to Principal	$227,475.53
Purchase Amounts Related to Interest	$1,299.79
Sub Total	$228,775.32

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$52,698,060.67

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	7
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$52,698,060.67
Servicing Fee	$1,066,464.81	$1,066,464.81	$0.00	$0.00	$51,631,595.86
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$51,631,595.86
Interest - Class A-2a Notes	$133,811.61	$133,811.61	$0.00	$0.00	$51,497,784.25
Interest - Class A-2b Notes	$116,254.87	$116,254.87	$0.00	$0.00	$51,381,529.38
Interest - Class A-3 Notes	$515,200.00	$515,200.00	$0.00	$0.00	$50,866,329.38
Interest - Class A-4 Notes	$152,766.00	$152,766.00	$0.00	$0.00	$50,713,563.38
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$50,713,563.38
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$50,633,412.21
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$50,633,412.21
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$50,575,497.21
Third Priority Principal Payment	$16,241,060.77	$16,241,060.77	$0.00	$0.00	$34,334,436.44
Interest - Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$34,263,358.94
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,263,358.94
Regular Principal Payment	$41,702,040.74	$34,263,358.94	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$52,698,060.67

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$16,241,060.77
Regular Principal Payment					$34,263,358.94
Total					$50,504,419.71
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$19,872,712.73	$92.43	$133,811.61	$0.62	$20,006,524.34	$93.05
Class A-2b Notes	$30,631,706.98	$92.43	$116,254.87	$0.35	$30,747,961.85	$92.78
Class A-3 Notes	$0.00	$0.00	$515,200.00	$1.07	$515,200.00	$1.07
Class A-4 Notes	$0.00	$0.00	$152,766.00	$1.37	$152,766.00	$1.37
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$50,504,419.71	$31.35	$1,127,176.15	$0.70	$51,631,595.86	$32.05

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$198,239,418.72	0.9220438	$178,366,705.99	0.8296126
Class A-2b Notes	$305,565,317.96	0.9220438	$274,933,610.98	0.8296126
Class A-3 Notes	$483,000,000.00	1.0000000	$483,000,000.00	1.0000000
Class A-4 Notes	$111,780,000.00	1.0000000	$111,780,000.00	1.0000000
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$1,209,144,736.68	0.7505833	$1,158,640,316.97	0.7192324

Pool Information
Weighted Average APR	3.607%	3.589%
Weighted Average Remaining Term	49.77	48.94
Number of Receivables Outstanding	62,279	60,838
Pool Balance	$1,279,757,767.80	$1,230,602,076.63
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,207,681,060.24	$1,161,313,675.91
Pool Factor	0.7665983	0.7371532

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$18,459,031.15
Yield Supplement Overcollateralization Amount	$69,288,400.72
Targeted Overcollateralization Amount	$79,400,441.46
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$71,961,759.66

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	7

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		148	$345,983.43
(Recoveries)		6	$20,050.21
Net Losses for Current Collection Period			$325,933.22
Cumulative Net Losses Last Collection Period			$943,124.50
Cumulative Net Losses for all Collection Periods			$1,269,057.72

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.31%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.83%	448	$10,197,048.57
61-90 Days Delinquent	0.11%	58	$1,405,852.30
91-120 Days Delinquent	0.02%	11	$276,235.36
Over 120 Days Delinquent	0.02%	6	$203,368.83
Total Delinquent Receivables	0.98%	523	$12,082,505.06

Repossession Inventory:
Repossessed in the Current Collection Period		31	$738,478.52
Total Repossessed Inventory		41	$1,059,338.38

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			0.2704%
Prior Collection Period			0.3203%
Current Collection Period			0.3116%
Three Month Average			0.3008%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0767%
Prior Collection Period			0.1076%
Current Collection Period			0.1233%
Three Month Average			0.1025%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer